Registration No. 2-89905-01

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 38	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 19	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                   53202

(Address of Depositor’s Principal Executive Offices)                  (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
X	on May 1, 2013 pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

P r o s p e c t u s

May 1, 2013

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio*
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target
Multi-Style Equity Fund	Portfolio Series
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

*Please note that the Separate Account is requesting approval from the Securities and Exchange Commission (the “SEC”) for the removal of the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval we will set a date to automatically transfer any Invested Assets you have in the Division investing in the Commodities Return Strategy Portfolio to the Division investing in a portfolio with comparable investment objectives and strategies (the “Substitution”). Once the date of the Substitution has been determined, we will provide you with a written notice notifying you of the date. You will receive a prospectus for the new investment option prior to the date of the Substitution (see “The Substitution”- and the new disclosure will follow the current information).

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose all the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2013, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable payment income plan; (2) a fixed payment income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable payment income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan— An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Account before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions”.) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None
Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None
Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)

Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None
Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None
Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]

We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2012. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	%	%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	%	%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2012. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of % to a maximum of %.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years

Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years

Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $         billion as of December 31, 2012. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•

Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Management Company, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio***	Total return	Credit Suisse Asset Management, LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.
***	We are requesting approval from the SEC for the removal of the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any invested assets you have in the Division investing in the Portfolio to the Division investing in a portfolio with comparable investment objectives and strategies (see “The Substitution”).

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation.
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2014, all the deposits will mature on March 31, 2015. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division.

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed Annuity Income Plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Income Plans

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable Income Plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable Income Plan, an Annuitant must select the initial allocation of annuity units among the Divisions and may reallocate annuity units among the Divisions at any time while the variable Income Plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

Description of Income Plans    The following Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.) An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain.) An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain.) An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed

Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e)  such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends     This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

The Substitution    Northwestern Mutual and the Separate Account are in the process of requesting the approval of the SEC for the removal of the Commodities Portfolio as an investment option under your Contract. Following the receipt of the SEC’s approval, we will set a date to automatically transfer any amounts you have in the Division investing in the Commodities Portfolio to the Division investing in a portfolio with similar investment objectives and strategies (the “Substitution”). Allocations to the Commodities Portfolio through preexisting dollar-cost averaging programs, portfolio rebalancing elections, asset allocation models or other automatic transfers or scheduled or systematic transactions will be replaced with the new portfolio. Once the date of the Substitution has been determined, we will provide you with a written notice notifying you of the date. You will receive a summary prospectus for the new portfolio before the date of the Substitution.

As of the date of the Substitution, the Commodities Portfolio will cease to be available under your Contract. The Substitution will not result in a change in your Contract Value or death benefit, though the number of Units you receive in the new portfolio may be different from the number of Units you held in the Commodities Portfolio. You will not incur any fees or charges as a result of the Substitution, nor will your rights or our obligations under the Contract be altered. We or our affiliates will bear all expenses incurred in connection with the Substitution.

You may continue to transfer amounts from the Division investing in the Commodities Portfolio to other Divisions until the date of the Substitution. The first transfer made from the Commodities Portfolio between May 1, 2013 and the Substitution will be free of charge and will not count toward your limit on transfers as part of our policies and procedures on short-term and excessive trading (see “Short-term and Excessive Trading”). For those Contract Owners with amounts in the Commodities Portfolio that were substituted to another portfolio on the date of the Substitution, we will not charge a fee for the first transfer out of the new portfolio for 30 days after the Substitution and any such transfer will not count toward your limit on transfers as part our policies on short-term and excessive trading. Within five days after the Substitution, we will forward Contract Owners affected by the Substitution a written notice informing them of the details regarding the Substitution.

In addition, while it is not our present intention, in conjunction with the Substitution and the liquidation of the assets of the Commodities Portfolio in anticipation of the Substitution, we may “soft close” the Commodities Portfolio and/or the Division investing in the Commodities Portfolio and not accept additional payments. (See “The Funds” section of the prospectus for information regarding investments by a Division in a particular Portfolio.) In the case of a soft close, allocations or transfers to the Commodities Portfolio on or after the date of the soft close will be deemed not in good order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. You will be given sufficient advance notice of any intent to soft close the Commodities Portfolio.

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge.    The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee.    We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes.    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds.    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $51,000 or 100% of compensation or earned income up to $255,000 (dollar amounts as indexed for 2013). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $17,500 in 2013 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2013, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1)	Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2)	Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law, elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2 Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts Issued Prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

Table of Contents for Statement of Additional Information

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City State Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2012	$31,439
2011	$35,461
2010	$41,766

NMIS also provides certain services related to the administration of a certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table with a Projection Scale G.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity

The Accompanying Notes are an Integral Part of the Financial Statements.
B-3

Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000

(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00

(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00

(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of payment plan.	$1.500000

(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the

Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Page F-1 through F-     are reserved for

the December 31, 2012 Financial Statements

of NML Variable Annuity Account C

and the December 31, 2012 Consolidated Financial

Statements of The Northwestern

Mutual Life Insurance Company

The Accompanying Notes are an Integral Part of the Financial Statements.	F-1

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1) NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b) Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(4)(a)(2)	Simplified-load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(4)(c)

Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984

Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No.2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	To be filed by amendment
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated February 21, 2013	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April , 2013	To be filed by amendment

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 1, 2013

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board Arzu 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President & CEO Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of February 1, 2013

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
David D. Clark	Senior Vice President (Real Estate)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Architect
John M. Grogan	Senior Vice President (Planning & Sales)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Chief Risk Officer
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Planning)
Gregory C. Oberland	Executive Vice President (Products, Sales & Marketing)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Vice President and Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President (Enterprise Risk Assurance)
Timothy G. Schaefer	Senior Vice President & Chief Information Officer
Calvin R. Schmidt	Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2012

Employee	Title

Gregory A. Gurlik	Senior Actuary
Donald C. Kiefer	VP-Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP-Corporate Actuary
Ted A. Matchulat	Director Product Compliance

Employee	Title

Arthur V. Panighetti	VP-Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision

Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
David D. Kiecker	Regional VP-Field Supervision
Steven C. Mannebach	VP-Agency Development
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development
Michael E. Pritzl	VP-Leadership Development

Gregory A. Jaeck	Director-Annuity & Income Market
Jeffrey J. Niehaus	Director-Business Retirement Markets
David G. Stoeffel	VP-Annuity & Investment Products
Kellen A. Thiel	Director-Managed Products

Robert J. Wright	Director-IPS Strategic Partnerships Product Support

Anne A. Frigo	Director-Insurance Product Compliance
Diane B. Horn	NMIS AML Officer
Robert J. Johnson	Director-Compliance
James K. Kuznacic	Director-Systems
Gregory S. Leslie	Director-Variable Product Compliance

Timothy Nelson	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax

Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax

David E. Willert	Asst. Director-Tax

Rick T. Zehner	VP-Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Jeffrey P. Scholemer	Director-Field Supervision

Robyn S. Cornelius	Director-Distribution Planning
Richard P. Snyder	Director-Field Compensation

Pency P. Byhardt	VP-Field Services & Support

Employee	Title
Karla D. Hill	Asst. Director-CL&R Operations
Joanne M. Migliaccio	Director-Field Services & Support
Lisa A. Myklebust	Director-Network Office Operations
Matthew T. Sauer	Director-Field Technology

Thomas R. Anderson	Director-Financial Security
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankel	Director-Regional Sales
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Laura J. Hauschild	Director-Retirement Markets
Patrick J. Horning	Director-Advanced Planning
Meg E. Jansky	Director-Financial Planning & Product Delivery
Shawn P. Mauser	Director-Regional Sales
Mac McAuliffe	Director-Financial Planning & Product Delivery
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
William H. Taylor	VP-Advanced Financial Security Planning
Brian D. Wilson	Director-Regional Sales
John K. Wilson	Director-Regional Sales
Stanford A. Wynn	Director-Advanced Planning

Don P. Gehrke	Director-ICS Investment Operations
David Harley	Director-IPS Operations
Patricia J. Hillmann	Director-Annuity Customer Service
Todd M. Jones	Director-IPS Finance
Kevin J. Konopa	Director-Business Systems Team
Sarah R. Schneider	Director-Annuity Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Gregory Johnson	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary

Employee	Title
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary

Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Insurance & Distribution Counsel
Kathleen H. Schluter	VP & Tax Counsel
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary

Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	VP-Business Markets

Carrie L. Bleck	Director-Policyowner Services
Travis T. Piotrowski	Director-Policyowner Services
Sandra K. Scott-Tyus	Director-Life Benefits

Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Karen A. Molloy	Director-Banking & Cash Management, Asst. Treasurer
Michael S. Treptow	Director-Investment Performance Management

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 1, 2013 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2013)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	92.63

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2013)
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
NWM MF II Dental Care Holdings, LLC (2)	Delaware	100.00
NWM SEF I Anadarko Holdings, LLC (2)	Delaware	100.00
NWM SEF I Topaz Holdings, LLC (2)	Delaware	100.00
NWM SEF II BHG Holdings, LLC (2)
NWM SEF II Bronco Holdings, LLC (2)
NWM SEF II El Paso Holdings, LLC (2)	Delaware	100.00
NWM SEF II Encap Holdings, LLC (2)	Delaware	100.00
NWM SEF II M3 Holdings, LLC (2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2013)
NWM SEF II PVR Holdings, LLC (2)	Delaware	100.00
NWM SEF II RLG Holdings, LLC (2)	Delaware	100.00
NWM SEF III CVS Holdings, LLC (2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2012, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2013,              variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding.              such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.              such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of December 1, 2012, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Assistant Secretary, NMIS
David A. Eurich	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Steven J. LaFore	Secretary, NMIS
Brady J. Flugaur	Assistant Director, Retail Investment Services; Registered Options and Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services

Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $31,439 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 21st day of February, 2013.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 21st day of February, 2013.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/Gary A. Poliner*	Trustee
Gary A. Poliner

/s/John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE

John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of February 21, 2013.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 38 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated February 21, 2013	Filed herewith